INVESTMENT SECURITIES - Equity instruments through OCI - Tabular disclosure (Details) - COP ($) $ in Millions	Mar. 17, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets		$ 280,746,878	$ 274,682,875
BAC Holding International Corp | Banco de Bogota S.A.
Disclosure of financial assets [line items]
Percentage of shares sold	4.11%
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets		1,117,349	1,476,732
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets		24,446,014	23,939,915
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets		1,117,349	1,476,732
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Empresa de Energia de Bogota S.A. E.S.P.
Disclosure of financial assets [line items]
Financial assets		903,068	799,928
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | BAC Holding International Corp
Disclosure of financial assets [line items]
Financial assets			519,964
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Mineros S.A.
Disclosure of financial assets [line items]
Financial assets		43,765	44,123
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Port operating companies
Disclosure of financial assets [line items]
Financial assets		58,355	36,010
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Bolsa de Valores de Colombia S.A.
Disclosure of financial assets [line items]
Financial assets			26,920
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Holding Burstil Regional S.A.
Disclosure of financial assets [line items]
Financial assets		45,085
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets		$ 67,076	$ 49,787